UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      May 13, 2002

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

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                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 61
Form 13F Information Table Value Total: $875,813,691

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      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104       1,204,309      85,291 N        X                        85,291
 American International Gro COMMON 026874107      16,592,200     230,000 N        X                       230,000
 Alkermes, Inc.             COMMON 01642T108       5,733,200     220,000 N        X                       220,000
 AmerUs Group Co.           COMMON 03072M108      11,535,000     300,000 N        X                       300,000
 ANADIGICS, Inc.            COMMON 032515108       4,596,650     372,500 N        X                       372,500
 Annuity and Life Re (Holdi COMMON G03910109      13,545,000     700,000 N        X                       700,000
 ASM International N.V.     COMMON N07045102       7,676,340     294,000 N        X                       294,000
 AXT, Inc.                  COMMON 00246W103       1,123,500     105,000 N        X                       105,000
 The Boeing Company         COMMON 097023105      20,506,250     425,000 N        X                       425,000
 Bancroft Convertible Fund  COMMON 059695106         342,125      17,500 N        X                        17,500
 Bristol-Myers Squibb Compa COMMON 110122108      12,147,000     300,000 N        X                       300,000
 BioReliance Corporation    COMMON 090951104       2,294,000     100,000 N        X                       100,000
 Berkshire Hathaway Inc.    COMMON 084670108      22,396,500         315 N        X                           315
 Brooks Automation, Inc.    COMMON 11434A100      12,496,000     275,000 N        X                       275,000
 Coca-Cola Enterprises Inc. COMMON 191219104       8,920,500     475,000 N        X                       475,000
 Central Securities Corpora COMMON 155123102       2,521,267      98,912 N        X                        98,912
 CIENA Corporation          COMMON 171779101       4,950,000     550,000 N        X                       550,000
 Costco Wholesale Corporati COMMON 22160K105      26,878,500     675,000 N        X                       675,000
 Cox Communications, Inc. - COMMON 224044107      21,782,268     578,700 N        X                       578,700
 Cisco Systems, Inc.        COMMON 17275R102       9,057,550     535,000 N        X                       535,000
 Genentech, Inc.            COMMON 368710406      16,396,250     325,000 N        X                       325,000
 EMCORE Corporation         COMMON 290846104       1,893,170     197,000 N        X                       197,000
 Ethan Allen Interiors Inc. COMMON 297602104      10,466,500     275,000 N        X                       275,000
 Ford Motor Company         COMMON 345370860      14,436,995     875,500 N        X                       875,500
 Golden West Financial      COMMON 381317106      33,337,500     525,000 N        X                       525,000
 Genaera Corporation        COMMON 36867G100         861,300     270,000 N        X                       270,000
 Halliburton Company        COMMON 406216101      23,898,000   1,400,000 N        X                     1,400,000
 The Home Depot, Inc.       COMMON 437076102      99,407,450   2,045,000 N        X                     2,045,000
 Health Net, Inc.           COMMON 42222G108      10,976,000     400,000 N        X                       400,000
 IDEC Pharmaceuticals Corpo COMMON 449370105      31,828,500     495,000 N        X                       495,000
 John Hancock Financial Ser COMMON 41014S106      16,803,600     440,000 N        X                       440,000
 Johnson & Johnson          COMMON 478160104      10,067,250     155,000 N        X                       155,000
 Lucent Technologies Inc.   COMMON 549463107       4,316,125     912,500 N        X                       912,500
 Medtronic, Inc.            COMMON 585055106      13,110,900     290,000 N        X                       290,000
 MedImmune, Inc.            COMMON 584699102      10,383,120     264,000 N        X                       264,000
 MetLife, Inc.              COMMON 59156R108       9,450,000     300,000 N        X                       300,000
 Millennium Pharmaceuticals COMMON 599902103       2,677,200     120,000 N        X                       120,000
 Molex Incorporated Class A COMMON 608554200      21,183,575     692,500 N        X                       692,500
 M&T Bank Corporation       COMMON 55261F104      28,933,200     360,000 N        X                       360,000
 Annaly Mortgage Management COMMON 035710409       8,914,500     525,000 N        X                       525,000
 NTL Incorporated           COMMON 629407107          36,000     180,000 N        X                       180,000
 Newell Rubbermaid Inc.     COMMON 651229106       4,794,000     150,000 N        X                       150,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103       5,872,500     150,000 N        X                       150,000
 PepsiCo, Inc.              COMMON 713448108       9,012,500     175,000 N        X                       175,000
 Pfizer Inc                 COMMON 717081103      35,368,600     890,000 N        X                       890,000
 PartnerRe Ltd.             COMMON G6852T105      30,030,000     550,000 N        X                       550,000
 PRI Automation, Inc.       COMMON 69357H106       2,797,080     120,000 N        X                       120,000
 PSC Inc.                   COMMON 69361E107         178,770     303,000 N        X                       303,000
 Everest Re Group, Ltd.     COMMON G3223R108      38,137,000     550,000 N        X                       550,000
 Reinsurance Group of Ameri COMMON 759351109      18,786,000     600,000 N        X                       600,000
 Royce Value Trust          COMMON 780910105       1,311,948      73,089 N        X                        73,089
 SunTrust Banks, Inc.       COMMON 867914103      17,349,800     260,000 N        X                       260,000
 THREE-FIVE SYSTEMS, INC.   COMMON 88554L108       3,705,000     250,000 N        X                       250,000
 The TJX Companies, Inc.    COMMON 872540109      53,013,250   1,325,000 N        X                     1,325,000
 Transatlantic Holdings, In COMMON 893521104      18,477,000     225,000 N        X                       225,000
 Viewpoint Corporation      COMMON 92672P108       1,365,644     226,100 N        X                       226,100
 Wind River Systems, Inc.   COMMON 973149107       4,613,805     339,500 N        X                       339,500
 Waste Management, Inc.     COMMON 94106L109      16,350,000     600,000 N        X                       600,000
 Wal-Mart Stores, Inc.      COMMON 931142103      34,941,000     570,000 N        X                       570,000
 Zygo Corporation           COMMON 989855101       1,622,000     100,000 N        X                       100,000
 Zarlink Semiconductor Inc. COMMON 989139100       2,412,500     250,000 N        X                       250,000


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